FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange (gain) loss	¥ 21	$ 3	¥ (320)	¥ 124
Changes in liabilities, net of effects of acquisition:
Changes in other current liabilities	175,129	26,917	(19,043)	82,533
Net cash provided by (used in) operating activities	(169,074)	(25,986)	13,441	2,202
Cash flows from investing activities:
Investment in cost method investees	0	0	(6,750)	(7,682)
Net cash used in investing activities	(637,179)	(97,933)	(119,429)	(126,949)
Cash flows from financing activities:
Payment for ordinary shares repurchase	0	0	(45,321)	(13,958)
Advances for ordinary shares repurchase			0	(5,521)
Net cash provided by financing activities	167,705	25,776	210,719	687,743
Net increase (decrease) in cash and cash equivalents	(638,548)	(98,143)	104,731	562,996
Cash and cash equivalents, beginning of year	917,319	140,989	787,257	206,391
Effect of exchange rate changes on cash and cash equivalents	(33,962)	(5,220)	25,331	17,870
Cash and cash equivalents, end of year	244,809	37,626	917,319	787,257
Parent Company [Member]
Cash flows from operating activities:
Net income	208,866	32,102	86,633	22,621
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange (gain) loss	(47)	(7)	(7)	471
Equity in income of subsidiaries and VIE	(205,215)	(31,541)	(86,951)	(23,644)
Changes in liabilities, net of effects of acquisition:
Changes in other current liabilities	3,580	550	(6,394)	9,127
Net cash provided by (used in) operating activities	7,184	1,104	(6,719)	8,575
Cash flows from investing activities:
Advances to subsidiaries and VIE	(79,916)	(12,283)	(14,879)	(229,031)
Investment in cost method investees				(6,682)
Investments in subsidiaries	(41,853)	(6,433)	14,139	(366,234)
Net cash used in investing activities	(121,769)	(18,716)	(740)	(601,947)
Cash flows from financing activities:
Proceeds from amounts due to related parties			238,034	707,061
Proceeds from issuance of ordinary shares upon public offering, net	4,270	656	3,943	11
Payment for ordinary shares repurchase			(45,321)	(13,958)
Advances for ordinary shares repurchase				(5,521)
Net cash provided by financing activities	4,270	656	196,656	687,593
Net increase (decrease) in cash and cash equivalents	(110,315)	(16,956)	189,197	94,221
Cash and cash equivalents, beginning of year	460,670	70,804	254,213	144,814
Effect of exchange rate changes on cash and cash equivalents	(37,217)	(5,720)	17,260	15,178
Cash and cash equivalents, end of year	¥ 313,138	$ 48,128	¥ 460,670	¥ 254,213